FAIR VALUE MEASUREMENTS FAIR VALUE MEASUREMENTS - Summary of Nonrecurring Measured Fair Values (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset Impairment Charges		$ 661
Restructuring Charges	[1]	845	$ 152	$ 97
Fair Value, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restructuring Charges				5
Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure		447		0
Fair Value, Nonrecurring [Member] | Changes Measurement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure		$ (661)		$ (5)

[1]	See Note 5 for information regarding the Company's restructuring programs and asset related charges.